RESERVES (Detail Textuals 2)	12 Months Ended
	Sep. 30, 2018 USD ($) Share Years $ / shares	Sep. 30, 2017 USD ($) Share Years	Sep. 30, 2016 USD ($) Share Years	Sep. 30, 2018 CAD ($) Share	Sep. 30, 2015 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | Share	900,459	185,876	203,126	900,459	173,676
Share-based payments expense | $	$ 1,401,414	$ 758,927	$ 1,246,946
Expected volatility, share options granted	80.89%	0.00%	73.01%
Risk free interest rate, share options granted	2.37%	0.00%	0.63%
Expected life of options (years) | Years	10.00	0	3.58
Expected dividend as percentage, share options granted	0.00%	0.00%	0.00%
Subscription price per common share | $ / shares	$ 4.00
Amended share-based compensation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | Share	83,350			83,350
Exercise price of outstanding share options	$ 4.00			$ 4.90
Share-based payments expense | $	$ 78,747
Expected volatility, share options granted	77.80%
Risk free interest rate, share options granted	2.66%
Expected life of options (years) | Years	7.28
Expected dividend as percentage, share options granted
Amended share-based compensation | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date of outstanding stock options	October 1, 2023
Amended share-based compensation | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date of outstanding stock options	August 9, 2026